RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2015
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS
RECENTLY ISSUED ACCOUNTING STANDARDS

In May 2014, the FASB issued ASU 2014-09 "Revenue from Contracts with Customers" in order to ensure that revenue recognition requirements are the same under both US GAAP and International Financial Reporting Standards ("IFRS"). ASU 2014-09 removes inconsistencies and provides a more robust framework for addressing revenue issues. ASU 2014-09 was effective for reporting periods and interim periods beginning on or after December 15, 2016. In August 2015, the FASB issued ASU 2015-14 "Deferral of the Effective Date" to delay the implementation of ASU 2014-09 by one year, in response to feedback from preparers, practitioners and users of financial statements. Accordingly, ASU 2014-09 is now effective for reporting periods and interim periods beginning on or after December 15, 2017. Early adoption is permitted for reporting and interim periods beginning on or after December 15, 2016. The Company is currently assessing the impact of ASU 2014-09 on its consolidated financial position, results of operations and cash flows.

In November 2014, the FASB issued ASU 2014-16 "Derivatives and Hedging" in order to standardize the determination of whether the host contract in a hybrid financial instrument issued in the form of a share is more akin to debt or to equity. ASU 2014-16 requires that all terms and features of the hybrid instrument, including the embedded derivative feature itself, must be taken into account when establishing separate accounting for the embedded derivative. ASU 2014-16 is effective for fiscal years and interim periods beginning on or after December15, 2015. The Company is currently assessing the impact of ASU 2014-16 on its consolidated financial position, results of operations and cash flows.

In February 2015, the FASB issued ASU 2015-02 "Consolidation: Amendments to the Consolidation Analysis" in order to clarify the basis for consolidation of certain legal entities. ASU 2015-02 changes the analysis that a reporting entity must perform to determine whether it should consolidate certain types of legal entities. Specifically, ASU 2015-02 (i) modifies the evaluation of whether limited partnerships and similar legal entities are variable interest entities (VIEs) or voting interest entities, (ii) eliminates the presumption that a general partner should consolidate a limited partnership, (iii) affects the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships, and (iv) provides a scope exception from consolidation guidance for reporting entities with interests in certain legal entities. ASU 2015-02 is effective for public business entities for fiscal years and interim periods beginning on or after December 15, 2015. Early adoption is permitted. The Company is currently assessing the impact of ASU 2015-02 on its consolidated financial position, results of operations and cash flows.

In April 2015, the FASB issued ASU 2015-03 “Simplifying the Presentation of Debt Issuance Costs” to simplify presentation of debt issuance costs. The amendments in this update require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this update. ASU 2015-03 is effective for public entities with reporting periods beginning after December 15, 2015. Early adoption is permitted for financial statements that have not been previously issued. In August 2015, the FASB issued ASU 2015-15 "Interest - Imputation of Interest" to address the presentation and subsequent measurement of debt issuance costs associated with line-of-credit arrangements, which were not specifically addressed in ASU 2015-03. The Company believes that the implementation of this update will only affect the presentation of debt issuance costs which will be shown as a direct deduction of the related debt instead of under non-current assets in the accompanying balance sheets.

In June 2015, the FASB issued ASU 2015-10 "Technical Corrections and Improvements" to clarify and make minor improvements to the Codification and correct unintended application of guidance. The FASB does not expect the numerous amendments to have a significant effect on accounting practice. ASU 2015-10 is effective for fiscal years and interim periods beginning on or after December 31, 2015. Early adoption is permitted. The Company is currently assessing the impact of ASU 2015-10 on its consolidated financial position, results of operations and cash flows.

In July 2015, the FASB issued ASU 2015-11 "Simplifying the Measurement of Inventory" to reduce the complexity and cost of the subsequent measurement of inventory, in particular when using the first-in, first-out (FIFO) or average cost methods. The provisions of ASU 2015-11 specifically exclude inventory that is measured using the last-in, first-out (LIFO) or the retail inventory method. Entities should measure inventory within the scope of ASU 2015-11 at the lower of cost and net realizable value. ASU 2015-11 is effective for fiscal years and interim periods beginning after December 15, 2016. Early adoption is permitted. The Company is currently assessing the impact of ASU 2015-10 on its consolidated financial position, results of operations and cash flows.

In January 2016, the FASB issued ASU 2016-01 "Recognition and Measurement of Financial Assets and Financial Liabilities" to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information. ASU 2016-01 particularly relates to the fair value and impairment of equity investments, financial instruments measured at amortized cost, and the use of the exit price notion when measuring the fair value of financial instruments for disclosure purposes. ASU 2016-01 is effective for fiscal years and interim periods beginning after December 15, 2017. Early adoption is only permitted for certain particular amendments within ASU 2016-01, where financial statements have not yet been issued. The Company is currently assessing the impact of ASU 2016-01 on its consolidated financial position, results of operations and cash flows.

In February 2016, the FASB issued ASU 2016-02 "Leases" to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. ASU 2016-02 creates a new Accounting Standards Codification Topic 842 "Leases" to replace the previous Topic 840 "Leases." ASU 2016-02 affects both lessees and lessors, although for the latter the provisions are similar to the previous model, but updated to align with certain changes to the lessee model and also the new revenue recognition provisions contained in ASU 2014-09 (see above). ASU 2016-02 is effective for fiscal years and interim periods beginning after December 15, 2018. Early adoption is permitted. The Company is currently assessing the impact of ASU 2016-02 on its consolidated financial position, results of operations and cash flows.

In March 2016, the FASB issued ASU 2016-07 "Investments - Equity Method and Joint Ventures" to simplify the transition to the equity method of accounting. ASU 2016-07 eliminates the requirement that when an investment qualifies for the use of the equity method as a result of an increase in the level of ownership, the investor must adjust the investment, results of operations and retained earnings retrospectively as if the equity method had been in effect during all previous periods in which the investment had been held. ASU 2016-07 is effective for fiscal years and interim periods beginning after December 15, 2016. Early adoption is permitted. The Company is currently assessing the impact of ASU 2016-02 on its consolidated financial position, results of operations and cash flows.